PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS -Dates of Grant and Exercise Prices (Details)	1 Months Ended
Aug. 31, 2010 $ / shares
Employee Benefits [Abstract]
Exercise prices (per option)	$ 91.98